RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of financial statements to Form 5500
A reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and 2024 is as follows (in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$15,696,838	$14,185,375
Adjustment for deemed distributions from participant loans	(374)	(339)
Adjustment from contract value to fair value for synthetic GICs	10,060	3,100
Net assets available for benefits per Form 5500	$15,706,524	$14,188,136

A reconciliation of the increase in net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	2025	2024
Net increase in net assets available for benefits per the financial statements	$1,511,463	$1,086,815
Adjustment for deemed distribution income from participant loans	(35)	423
Adjustment from contract value to fair value for synthetic GICs	6,960	(4,214)
Total income per Form 5500	$1,518,388	$1,083,024